S-K 1606, De-SPAC Board Determination	Jun. 03, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	Concurrently with the execution of the Business Combination Agreement, and as supplemented by an additional commitment in June 2026, IQM entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) with institutional and other accredited investors, including certain RAAQ Insiders (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, substantially concurrently with the Closing, an aggregate of approximately 14.6 million ordinary shares, including in the form of IQM ADSs (collectively, the “PIPE Shares”), for a purchase price of $10.00 per ADS in a private placement, for an aggregate amount of approximately $146 million (the “PIPE Investment Amount”).